INCOME TAXES - Components of (Loss) / Income Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
PRC	$ (147)	$ 325	$ 1,795
Income / (loss) before income tax	8,218	(2,528)	(9,550)
Hong Kong
INCOME TAXES
Foreign	10,150	(3,887)	(9,307)
Singapore and other regions
INCOME TAXES
Foreign	$ (1,785)	$ 1,034	$ (2,038)